UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (10,220)	$ (3,153,845)	$ (3,341,103)	$ (2,982,055)	$ (2,982,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities			607,500	2,227,500
General and administrative expenses paid by Sponsor through note payable	4,753
Unrealized gain from investments held in Trust Account			(23,711)
Changes in operating assets and liabilities:
Prepaid expenses			54,187	(409,687)
Accounts payable	5,462		(22,049)	221,731
Accrued expenses			1,972,211	431,374
Net cash used in operating activities	(5)		(752,965)	(564,227)
Cash Flows from Financing Activities:
Proceeds received under note payable issued to related party	84,000			191,071
Offering costs paid	(83,450)			(5,432,367)
Net cash provided by financing activities	550			251,325,750
Net change in cash	545		(752,965)
Cash - beginning of the period			761,523
Cash - end of the period	545	$ 8,558	8,558	761,523	$ 761,523
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000			25,000
Offering costs included in accrued expenses	$ 27,560			70,000
Change in value of ordinary shares subject to possible redemption			$ (3,341,100)	$ (2,921,570)